RIGHT OF USE ASSETS - Reconciliation of right of use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RIGHT OF USE ASSETS
Beginning balance	€ 3,233
Amortization expense on right of use assets	806	€ 579
Ending balance	3,510	3,233
Cost
RIGHT OF USE ASSETS
Beginning balance	4,434	1,311
Additions	161	3,389
Modification	836	(256)
Disposal	(633)	(74)
Effect of movement in exchange rates	78	65
Ending balance	4,877	4,434
Accumulated Amortization
RIGHT OF USE ASSETS
Beginning balance	(1,201)	(735)
Disposal	(633)	(74)
Effect of movement in exchange rates	7	39
Amortization expense on right of use assets	(806)	(579)
Ending balance	€ (1,367)	€ (1,201)